OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT LIABILITIES
Summary of other non-current liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Warranty—non-current	18,142,302	18,943,797
Refundable payment received from franchised stores—non-current	—	5,045,054
Deposits for construction of building—non-current	4,216,666	903,395

Other non-current liabilities	22,358,968	24,892,246